Employee benefits (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Profit sharing relating to the PLR provisioned	$ 577
Payment relating to the PLR provisioned	464	$ 591
Performance award program relating to the PRD Settled		498
Performance award program relating to the PRD provisioned	86	412
Payment relating to the PRD provisioned	$ 468	415
Description of installments	As of December 31, 2024, termination liabilities amounts to US$ 72, relating to 743 employees enrolled in voluntary severance programs with expected termination by December 2027, in addition to the second installment of 23 retired employees.
Intermediate remeasurement on the health care plan description	The intermediate remeasurement of this post-employment plan made in June 2024 resulted in a US$ 23 increase in actuarial liabilities, as follows: (i) a US$ 1,291 expense within other income and expenses, due to the change in the benefit costing; (ii) a US$ 1,265 gain within other comprehensive income due to the revision of actuarial assumptions, mainly the increase in the discount rate applied to the actuarial liability, from 5.45% as of December 31, 2023 to 6.48% as of June 30, 2024, and to the reduction in the estimated changes in medical and hospital costs, from 13.11% as of December 31, 2023 to 12.70% as of June 30, 2024; and (iii) a US$3 gain within translation adjustments.
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Portfolio and other management fee income	$ 21	26
Debentures [Member]
IfrsStatementLineItems [Line Items]
Portfolio and other management fee income	$ 1	1
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Percentage of net income distributed to shareholders	6.25%
Percentage of dividend distributed to shareholders	25.00%
PP-1 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 1,001	927
PP-2 [member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	239	232
Expected defined benefit portion	432
Expected defined contribution portion	232
PP-3 [member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 2	$ 2